financial instruments (Tables)	6 Months Ended
Jun. 30, 2020
financial instruments
Schedule of maximum exposure (excluding income tax effects) to credit risk

	June 30,	December 31,
As at (millions)	2020	2019

Cash and temporary investments, net	$971	$535
Accounts receivable	2,323	2,187
Contract assets	750	1,065
Derivative assets	423	84
	$4,467	$3,871

Analysis of the age of customer accounts receivable

		June 30, 2020			December 31, 2019
As at (millions)	Note	Gross	Allowance	Net [1]	Gross	Allowance	Net [1]
Customer accounts receivable, net of allowance for doubtful accounts
Less than 30 days past billing date		$826	$(22)	$804	$803	$(10)	$793
30-60 days past billing date		262	(15)	247	331	(8)	323
61-90 days past billing date		129	(14)	115	74	(5)	69
More than 90 days past billing date		114	(27)	87	73	(14)	59
Unbilled customer finance receivables		717	(26)	691	523	(18)	505
		$2,048	$(104)	$1,944	$1,804	$(55)	$1,749
Current		$1,719	$(94)	$1,625	$1,570	$(46)	$1,524
Non-current	20	329	(10)	319	234	(9)	225
		$2,048	$(104)	$1,944	$1,804	$(55)	$1,749
(1)	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position (see Note 6(b)).

Summary of activity related to the allowance for doubtful accounts

	Three months		Six months
Periods ended June 30 (millions)	2020	2019	2020	2019
Balance, beginning of period	$56	$43	$55	$53
Additions (doubtful accounts expense)	46	10	58	21
Accounts written off, net of recoveries	(6)	(11)	(18)	(33)
Other	8	—	9	1
Balance, end of period	$104	$42	$104	$42

Summary of contract assets and related impairment allowance activity

	June 30, 2020			December 31, 2019
As at (millions)	Gross	Allowance	Net (Note 6(c))	Gross	Allowance	Net (Note 6(c))

Contract assets, net of impairment allowance
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$730	$(41)	$689	$952	$(42)	$910
The 12-month period ending two years hence	209	(12)	197	322	(14)	308
Thereafter	16	(1)	15	21	(1)	20
	$955	$(54)	$901	$1,295	$(57)	$1,238

Schedule of contractual maturities of undiscounted financial liabilities, Non-derivative

	Non-derivative				Derivative
			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement			Currency swap agreement
	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]			amounts to be exchanged
As at June 30, 2020 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2020 (balance of year)	$2,329	$—	$352	$213	$(80)	$73	$4	$(251)	$244	$2,884
2021	161	101	867	398	(160)	151	1	(203)	205	1,521
2022	10	—	1,904	252	(160)	151	8	—	—	2,165
2023	8	—	1,137	214	(160)	150	—	—	—	1,349
2024	8	—	1,694	177	(160)	150	—	—	—	1,869
2025-2029	20	—	9,153	475	(2,451)	2,393	—	—	—	9,590
Thereafter	—	—	10,975	418	(3,168)	3,020	—	—	—	11,245
Total	$2,536	$101	$26,082	$2,147	$(6,339)	$6,088	$13	$(454)	$449	$30,623
			Total (Note 26(g))			$27,978
(1)

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at June 30, 2020.

(2)

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swaps receive column, have been determined based upon the currency exchange rates in effect as at June 30, 2020. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swaps pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Schedule of contractual maturities of undiscounted financial liabilities, Derivative

	Non-derivative					Derivative
				Composite long-term debt
	Non-interest		Construction	Long-term
	bearing		credit facilities	debt,		Currency swap agreement			Currency swap agreement
As at December 31,	financial	Short-term	commitment	excluding		amounts to be exchanged [2]			amounts to be exchanged
2019 (millions)	liabilities	borrowings [1]	(Note 21)	leases [1]	Leases	(Receive)	Pay	Other	(Receive)	Pay	Total
2020	$2,639	$3	$10	$1,657	$373	$(1,140)	$1,153	$—	$(917)	$921	$4,699
2021	43	103	—	1,698	338	(119)	118	—	—	—	2,181
2022	7	—	—	2,235	207	(119)	118	8	—	—	2,456
2023	5	—	—	1,021	189	(119)	118	—	—	—	1,214
2024	5	—	—	1,595	157	(119)	118	—	—	—	1,756
2025-2029	4	—	—	7,311	429	(1,919)	1,944	—	—	—	7,769
Thereafter	—	—	—	10,102	388	(3,019)	3,020	—	—	—	10,491
Total	$2,703	$106	$10	$25,619	$2,081	$(6,554)	$6,589	$8	$(917)	$921	$30,566
				Total			$27,735
(1)

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2019.

(2)

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swaps receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2019. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swaps pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Sensitivity analysis of exposure to market risks

Six-month periods ended June 30	Net income		Other comprehensive income		Comprehensive income
(increase (decrease) in millions)	2020	2019	2020	2019	2020	2019
Reasonably possible changes in market risks [1]
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$4	$—	$(66)	$(55)	$(62)	$(55)
Canadian dollar depreciates	$(4)	$—	$66	$55	$62	$55
10% change in US$: € exchange rate
U.S. dollar appreciates	$—	$—	$(55)	$—	$(55)	$—
U.S. dollar depreciates	$—	$—	$55	$—	$55	$—
25 basis point change in interest rates
Interest rates increase
Canadian interest rate	$—	$—	$118	$94	$118	$94
US interest rate	$—	$—	$(129)	$(90)	$(129)	$(90)
Combined	$—	$—	$(11)	$4	$(11)	$4
Interest rates decrease
Canadian interest rate	$—	$—	$(124)	$(99)	$(124)	$(99)
US interest rate	$—	$—	$137	$95	$137	$95
Combined	$—	$—	$13	$(4)	$13	$(4)
25% [2] change in Common Share price [3]
Price increases	$(8)	$(4)	$3	$1	$(5)	$(3)
Price decreases	$13	$19	$(3)	$(1)	$10	$18
(1)

These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The sensitivity analysis assumes that we would realize the changes in exchange rates and market interest rates; in reality, the competitive marketplace in which we operate would have an effect on this assumption.

No consideration has been made for a difference in the notional number of Common Shares associated with share-based compensation awards made during the reporting period that may have arisen due to a difference in the Common Share price.

(2)

To facilitate ongoing comparison of sensitivities, a constant variance of approximate magnitude has been used. Reflecting a six-month data period and calculated on a monthly basis, the volatility of our Common Share price as at June 30, 2020, was 22.8% (2019 – 12.5%).

(3)

The hypothetical effects of changes in the price of our Common Shares are restricted to those which would arise from our share-based compensation awards that are accounted for as liability instruments and the associated cash-settled equity swap agreements.

Schedule of derivative financial instruments measured at fair value on a recurring basis

	June 30, 2020					December 31, 2019
		Maximum		Fair value [1]		Maximum		Fair value [1]
		maturity	Notional	and carrying	Price or	maturity	Notional	and carrying	Price or
As at (millions)	Designation	date	amount	value	rate	date	amount	value	rate
Current Assets [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2021	$249	$8	US$1.00: C$1.32	—	$—	$—	—
Currency risk arising from U.S. dollar revenues	HFT [4]	2021	$76	2	US$1.00: C$1.36	2020	$36	1	US$1.00: C$1.30
Changes in share-based compensation costs (Note 14(b))	HFH [3]	—	$—	—	—	2020	$72	4	$24.40*
Currency risk associated with European euro-denominated business acquisition	HFH [3]	—	$—	—	—	2020	$472	3	€1.00: US$1.12
				$10				$8
Other Long-Term Assets [2]
Derivatives used to manage
Currency risks arising from U.S. dollar-denominated long-term debt 6 (Note 26(b)-(c))	HFH [3]	2049	$5,495	$413	US$1.00: C$1.30	2048	$3,068	$76	US$1.00: C$1.28
Current Liabilities [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2021	$123	$3	US$1.00: C$1.40	2020	$412	$6	US$1.00: C$1.32
Changes in share-based compensation costs (Note 14(b))	HFH [3]	2020	$72	4	$24.39*	—	$—	—	—
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	—	$—	—	—	2020	$1,037	17	US$1.00: C$1.32
Currency risk arising from European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Notes 18(b), 26(e))	HFH [5]	2024	$33	2	€1.00: US$1.09	—	$—	—	—
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2022	$8	—	2.64%	2022	$8	—	2.64%
				$9				$23
Other Long-Term Liabilities [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated long-term debt [6] (Note 26(b)-(c))	HFH [3]	—	$—	$—	—	2049	$2,485	22	US$1.00: C$1.34
Currency risk arising from European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Notes 18(b), 26(e))	HFH [5]	2025	$563	19	€1.00: US$1.09	—	$—	—	—
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2022	$133	8	2.64%	2022	$130	4	2.64%
				$27				$26

* Amounts reflect retrospective application of March 17, 2020, share split (See Note 28(b)).

(1)	Fair value measured at reporting date using significant other observable inputs (Level 2).
(2)	Derivative financial assets and liabilities are not set off.
(3)

Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.

(4)	Designated as held for trading (HFT) and classified as fair value through net income upon initial recognition; hedge accounting is not applied.
(5)

Designated as a hedge of a net investment in a foreign operation and hedge accounting is applied. Hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.

(6)

We designate only the spot element as the hedging item. As at June 30, 2020, the foreign currency basis spread included in the fair value of the derivative instruments, and which is used for purposes of assessing hedge ineffectiveness, was $92  (December 31, 2019 – $38).

(7)

We designate only the spot element as the hedging item. As at June 30, 2020, the foreign currency basis spread included in the fair value of the derivative instruments, and which is used for purposes of assessing hedge ineffectiveness was $2.

Schedule of long-term debt amortized cost and fair value

	June 30, 2020		December 31, 2019
	Carrying		Carrying
As at (millions)	value	Fair value	value	Fair value
Long-term debt, excluding leases (Note 26)	$16,797	$18,121	$16,813	$17,930

Schedule of gains and losses, excluding income tax effects, on derivative instruments classified as cash flow hedging items

		Amount of gain (loss)
		recognized in other		Gain (loss) reclassified from other comprehensive
		comprehensive income		income to income (effective portion) (Note 11)
		(effective portion) (Note 11)			Amount
Periods ended June 30 (millions)	Note	2020	2019	Location	2020	2019
THREE-MONTH
Derivatives used to manage currency risk
Arising from U.S. dollar-denominated purchases		$(13)	$(7)	Goods and services purchased	$5	$4
Arising from U.S. dollar-denominated long-term debt [1]	26(b)-(c)	(216)	(29)	Financing costs	(129)	(58)
Arising from net investment in a foreign operation [2]		(21)	—	Financing costs	(3)	—
		(250)	(36)		(127)	(54)
Derivatives used to manage other market risk
Arising from changes in share-based compensation costs and other	14(b)	—	(5)	Employee benefits expense	1	(1)
		$(250)	$(41)		$(126)	$(55)
SIX-MONTH
Derivatives used to manage currency risk
Arising from U.S. dollar-denominated purchases		$18	$(15)	Goods and services purchased	$7	$9
Arising from U.S. dollar-denominated long-term debt [1]	26(b)-(c)	424	(151)	Financing costs	223	(123)
Arising from net investment in a foreign operation [2]		(22)	—	Financing costs	—	—
		420	(166)		230	(114)
Derivatives used to manage other market risk
Arising from changes in share-based compensation costs and other	14(b)	(10)	5	Employee benefits expense	(1)	6
		$410	$(161)		$229	$(108)
(1)

Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amount for the three-month and six-month periods ended June 30, 2020, were $(4) (2019 – $NIL) and $54 (2019 - $7), respectively.

(2)

Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amount for the three-month and six-month periods ended June 30, 2020, were $2 and $2, respectively.

Schedule of gains and losses arising from derivative instruments classified as held for trading

		Gain recognized in income on derivatives
		Three months		Six months
Periods ended June 30 (millions)	Location	2020	2019	2020	2019
Derivatives used to manage currency risk	Financing costs	$3	$3	$4	$5